LONG-TERM LOANS AND OTHER BORROWINGS - Other significant information relating to bank loans (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Borrowings and other credit facilities
Proceeds from borrowings, classified as financing activities	Rp 35,958,000	$ 2,310	Rp 46,612,000	Rp 24,469,000
BNI 2018 | Rupiah
Borrowings and other credit facilities
Total facility	182,000
Current period payment	32,000
BNI 2013 - 2021 | Rupiah
Borrowings and other credit facilities
Total facility	8,175,000
Current period payment	1,384,000
Bank Mandiri 2017 - 2020 | Rupiah
Borrowings and other credit facilities
Total facility	6,693,000
Current period payment	1,128,000
BSI 2019 | Rupiah
Borrowings and other credit facilities
Total facility	55,000
Current period payment	11,000
BCA 2020 - 2021
Borrowings and other credit facilities
Total facility	15,986,000
Current period payment	2,880,000
Bank CIMB Niaga 2019 - 2022 | Rupiah
Borrowings and other credit facilities
Total facility	2,500,000
Current period payment	65,000
Bank CIMB Niaga 2021 - 2022 (Telin) | United States Dollar
Borrowings and other credit facilities
Total facility	0
DBS 2021 | Rupiah
Borrowings and other credit facilities
Total facility	3,500,000
Current period payment	2,000,000
Bank Permata 2020 - 2021 | Rupiah
Borrowings and other credit facilities
Total facility	1,500,000
Current period payment	167,000
Bank of china 2019 | Rupiah
Borrowings and other credit facilities
Total facility	1,000,000
Current period payment	900,000
Syndication of Banks - 2018 | United States Dollar
Borrowings and other credit facilities
Total facility	0
Current period payment	0
Syndication of Banks - 2022 | Rupiah
Borrowings and other credit facilities
Total facility	2,500,000
HSBC 2021 | Rupiah
Borrowings and other credit facilities
Total facility	750,000
MUFG Bank 2021 | Rupiah
Borrowings and other credit facilities
Total facility	500,000
Bank Danamon | Rupiah
Borrowings and other credit facilities
Total facility	636,000
Current period payment	182,000
UOB Singapore - 2018 | United States Dollar
Borrowings and other credit facilities
Total facility	0
Current period payment	0
ANZ 2015 | Rupiah
Borrowings and other credit facilities
Total facility	740,000
Current period payment	Rp 88,000
Monthly Repayment of Interest | BNI 2018 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)	8.75%
Monthly Repayment of Interest | BNI 2013 - 2021 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.25%
Monthly Repayment of Interest | BSI 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)	7.50%
Monthly Repayment of Interest | BNI 2018 - 2019 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)	8.75%
Quarterly repayment of interest | BNI 2013 - 2021 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.70%
Quarterly repayment of interest | BNI 2013 - 2021 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.85%
Quarterly repayment of interest | Bank Mandiri 2017 - 2020 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%
Quarterly repayment of interest | Bank Mandiri 2017 - 2020 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.85%
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,500,000
Current period payment	Rp 455,000
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.70%
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	(1.85%)
Quarterly repayment of interest | Bank CIMB Niaga 2019 - 2022 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.30%
Quarterly repayment of interest | Bank CIMB Niaga 2019 - 2022 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.95%
Quarterly repayment of interest | Bank of china 2019 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.00%
Quarterly repayment of interest | MUFG Bank 2021 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.60%
Quarterly repayment of interest | MUFG Bank 2021 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%
Quarterly repayment of interest | MUFG Bank 2021 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.40%
Quarterly repayment of interest | Bank Danamon | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%
Quarterly repayment of interest | ANZ 2015 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.40%
Quarterly repayment of interest | ANZ 2015 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.00%
Repayment of Interest, Semi Annually | BCA 2020 - 2021 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%
Repayment of Interest, Semi Annually | Bank CIMB Niaga 2021 - 2022 (Telin) | United States Dollar
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.82%
Repayment of Interest, Semi Annually | DBS 2021 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.70%
Repayment of Interest, Semi Annually | Syndication of Banks - 2018 | United States Dollar
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.25%
Repayment of Interest, Semi Annually | Syndication of Banks - 2022 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	7.68%
Repayment of Interest, Semi Annually | HSBC 2021 | United States Dollar
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%
Annually Repayment of Interest | UOB Singapore - 2018 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.25%